N-2	Jun. 08, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
Prospect Capital InterNotes due 2029 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348G2D1	US74348G2D1	$108,000.00	100.000%	1.125%	$106,785.00	Fixed	6.500%	Semi-Annual	6/15/2029	12/15/2026	$33.22	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Six Hundred Seventieth, One Thousand Six Hundred Seventy-First and One Thousand Six Hundred Seventy-Second Supplemental Indenture dated as of June 11, 2026.
The date from which interest shall accrue on the Notes is Thursday, June 11, 2026. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Long Term Debt, Title [Text Block]	6.500% Notes due 2029
Long Term Debt, Principal	$ 108,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348G2D1	US74348G2D1	$108,000.00	100.000%	1.125%	$106,785.00	Fixed	6.500%	Semi-Annual	6/15/2029	12/15/2026	$33.22	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Six Hundred Seventieth, One Thousand Six Hundred Seventy-First and One Thousand Six Hundred Seventy-Second Supplemental Indenture dated as of June 11, 2026.
The date from which interest shall accrue on the Notes is Thursday, June 11, 2026. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Prospect Capital InterNotes due 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348G2E9	US74348G2E95	$30,000.00	100.000%	1.700%	$29,490.00	Fixed	6.750%	Semi-Annual	6/15/2031	12/15/2026	$34.50	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Six Hundred Seventieth, One Thousand Six Hundred Seventy-First and One Thousand Six Hundred Seventy-Second Supplemental Indenture dated as of June 11, 2026.
The date from which interest shall accrue on the Notes is Thursday, June 11, 2026. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Long Term Debt, Title [Text Block]	6.750% Notes due 2031
Long Term Debt, Principal	$ 30,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348G2E9	US74348G2E95	$30,000.00	100.000%	1.700%	$29,490.00	Fixed	6.750%	Semi-Annual	6/15/2031	12/15/2026	$34.50	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Six Hundred Seventieth, One Thousand Six Hundred Seventy-First and One Thousand Six Hundred Seventy-Second Supplemental Indenture dated as of June 11, 2026.
The date from which interest shall accrue on the Notes is Thursday, June 11, 2026. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Prospect Capital InterNotes due 2033 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348G2F6	US74348G2F60	$30,000.00	100.000%	1.950%	$29,415.00	Fixed	7.000%	Semi-Annual	6/15/2033	12/15/2026	$35.78	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Six Hundred Seventieth, One Thousand Six Hundred Seventy-First and One Thousand Six Hundred Seventy-Second Supplemental Indenture dated as of June 11, 2026.
The date from which interest shall accrue on the Notes is Thursday, June 11, 2026. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Long Term Debt, Title [Text Block]	7.000% Notes due 2033
Long Term Debt, Principal	$ 30,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348G2F6	US74348G2F60	$30,000.00	100.000%	1.950%	$29,415.00	Fixed	7.000%	Semi-Annual	6/15/2033	12/15/2026	$35.78	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Six Hundred Seventieth, One Thousand Six Hundred Seventy-First and One Thousand Six Hundred Seventy-Second Supplemental Indenture dated as of June 11, 2026.
The date from which interest shall accrue on the Notes is Thursday, June 11, 2026. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.